Balance Sheet Components (Other Current Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Legal and professional accruals, including litigation accruals	$ 145,794	$ 122,083
Payroll and employee benefit plan accruals	288,750	266,650
Accrued sales allowances	281,112	202,891
Accrued interest	68,466	72,590
Fair value of financial instruments	74,312	29,051
Other	538,104	290,281
Other current liabilities	$ 1,396,538	$ 983,546